UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Securities Trust

Quarterly portfolio holdings 7/31/15

Fund's investments	Income Securities Trust

As of 7-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 81.5% (54.7% of Total investments)					$147,284,622
(Cost $146,432,402)
Consumer discretionary 9.1%					16,409,157
Auto components 1.0%
Dana Holding Corp. (Z)	6.000		09-15-23	395,000	406,850
Delphi Corp. (Z)	5.000		02-15-23	890,000	943,400
Stackpole International Intermediate Company SA (S)(Z)	7.750		10-15-21	245,000	234,588
ZF North America Capital, Inc. (S)	4.750		04-29-25	280,000	273,700
Automobiles 2.5%
Ford Motor Company (Z)	4.750		01-15-43	145,000	142,715
Ford Motor Credit Company LLC (Z)	5.875		08-02-21	1,348,000	1,519,737
General Motors Company (Z)	4.875		10-02-23	650,000	667,105
General Motors Company (Z)	6.250		10-02-43	380,000	416,097
General Motors Financial Company, Inc. (Z)	3.450		04-10-22	430,000	414,779
General Motors Financial Company, Inc. (Z)	4.000		01-15-25	550,000	529,619
General Motors Financial Company, Inc. (Z)	4.375		09-25-21	315,000	322,946
Nissan Motor Acceptance Corp. (S)(Z)	1.950		09-12-17	490,000	494,429
Hotels, restaurants and leisure 1.0%
CCM Merger, Inc. (S)(Z)	9.125		05-01-19	380,000	410,400
Eldorado Resorts, Inc. (S)	7.000		08-01-23	130,000	130,325
International Game Technology PLC (S)	6.500		02-15-25	225,000	215,719
MGM Resorts International (Z)	6.000		03-15-23	455,000	462,963
Seminole Tribe of Florida, Inc. (S)(Z)	6.535		10-01-20	575,000	612,375
Waterford Gaming LLC (H)(S)	8.625		09-15-49	99,739	0
Household durables 0.2%
Argos Merger Sub, Inc. (S)(Z)	7.125		03-15-23	120,000	126,900
Harman International Industries, Inc.	4.150		05-15-25	170,000	169,234
Internet and catalog retail 0.8%
Amazon.com, Inc. (Z)	4.950		12-05-44	515,000	517,348
QVC, Inc. (Z)	4.375		03-15-23	325,000	319,740
QVC, Inc. (Z)	5.125		07-02-22	255,000	263,271
QVC, Inc. (Z)	5.450		08-15-34	315,000	290,821
Media 2.5%
21st Century Fox America, Inc.	6.150		03-01-37	165,000	192,279
21st Century Fox America, Inc. (Z)	6.400		12-15-35	150,000	178,998
21st Century Fox America, Inc.	7.750		01-20-24	1,020,000	1,287,053
Altice Financing SA (S)(Z)	6.625		02-15-23	200,000	206,000
AMC Entertainment, Inc. (Z)	5.875		02-15-22	390,000	398,775
Carmike Cinemas, Inc. (S)	6.000		06-15-23	150,000	153,000
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	260,000	271,050
Myriad International Holdings BV (S)	5.500		07-21-25	200,000	203,000
Scripps Networks Interactive, Inc.	3.950		06-15-25	425,000	418,162
Sirius XM Radio, Inc. (S)(Z)	5.250		08-15-22	845,000	888,306
Time Warner Cable, Inc. (Z)	8.250		04-01-19	350,000	411,660
Multiline retail 0.5%
Dollar Tree, Inc. (S)(Z)	5.750		03-01-23	225,000	237,375
Macy's Retail Holdings, Inc. (Z)	7.875		08-15-36	444,000	471,675
Tops Holding II Corp.	8.750		06-15-18	140,000	137,550
Specialty retail 0.4%
AutoNation, Inc. (Z)	5.500		02-01-20	655,000	715,588

2SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.2%
Hot Topic, Inc. (S)(Z)	9.250		06-15-21	345,000	$353,625
Consumer staples 3.8%					6,938,409
Beverages 1.6%
Coca-Cola Enterprises, Inc.	4.500		09-01-21	1,000,000	1,102,246
Constellation Brands, Inc. (Z)	4.250		05-01-23	355,000	355,000
Constellation Brands, Inc. (Z)	4.750		11-15-24	180,000	183,600
Pernod-Ricard SA (S)(Z)	5.750		04-07-21	1,125,000	1,270,843
Food and staples retailing 0.5%
CVS Health Corp.	5.125		07-20-45	465,000	494,259
Rite Aid Corp. (S)	6.125		04-01-23	65,000	67,519
Tops Holding LLC (S)	8.000		06-15-22	395,000	392,038
Food products 0.9%
Bunge, Ltd. Finance Corp. (Z)	8.500		06-15-19	389,000	470,166
Kraft Heinz Foods Company (S)	2.000		07-02-18	480,000	481,227
Kraft Heinz Foods Company (S)	4.875		02-15-25	258,000	276,383
Kraft Heinz Foods Company (S)	5.200		07-15-45	320,000	336,894
Personal products 0.1%
Prestige Brands, Inc. (S)(Z)	5.375		12-15-21	165,000	166,650
Tobacco 0.7%
Alliance One International, Inc. (Z)	9.875		07-15-21	820,000	719,550
Reynolds American, Inc.	4.450		06-12-25	335,000	344,484
Vector Group, Ltd. (Z)	7.750		02-15-21	260,000	277,550
Energy 10.2%					18,381,491
Energy equipment and services 1.2%
CSI Compressco LP	7.250		08-15-22	235,000	221,488
Nostrum Oil & Gas Finance BV (S)(Z)	6.375		02-14-19	345,000	302,738
Rowan Companies, Inc. (Z)	4.875		06-01-22	330,000	316,816
SESI LLC (Z)	7.125		12-15-21	576,000	599,040
Teine Energy, Ltd. (S)(Z)	6.875		09-30-22	245,000	227,850
TerraForm Power Operating LLC (S)(Z)	5.875		02-01-23	410,000	413,846
Oil, gas and consumable fuels 9.0%
California Resources Corp.	6.000		11-15-24	330,000	262,350
Chesapeake Energy Corp. (Z)	5.750		03-15-23	485,000	409,825
Cimarex Energy Company (Z)	4.375		06-01-24	515,000	498,263
CNOOC Finance 2013, Ltd. (Z)	3.000		05-09-23	420,000	397,921
Continental Resources, Inc.	3.800		06-01-24	65,000	57,407
Continental Resources, Inc. (Z)	5.000		09-15-22	1,295,000	1,233,488
DCP Midstream LLC (S)	9.750		03-15-19	405,000	457,836
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)(Z)	5.850		05-21-43	370,000	279,350
DCP Midstream Operating LP (Z)	3.875		03-15-23	225,000	190,161
Ecopetrol SA (Z)	5.875		09-18-23	190,000	196,650
Energy Transfer Partners LP (Z)	5.150		03-15-45	345,000	303,286
Energy Transfer Partners LP (Z)	9.700		03-15-19	425,000	516,336
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3 month LIBOR + 2.777%) (Z)	7.000		06-01-67	695,000	681,100
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%) (Z)	8.375		08-01-66	440,000	448,800
EP Energy LLC (Z)	7.750		09-01-22	195,000	194,513
Freeport-McMoran Oil & Gas LLC (Z)	6.750		02-01-22	458,000	452,275

SEE NOTES TO FUND'S INVESTMENTS3

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Freeport-McMoran Oil & Gas LLC (Z)	6.875		02-15-23	656,000	$642,880
FTS International, Inc.	6.250		05-01-22	175,000	117,250
Jones Energy Holdings LLC (Z)	6.750		04-01-22	150,000	136,500
Kerr-McGee Corp. (Z)	6.950		07-01-24	1,035,000	1,241,698
Kinder Morgan Energy Partners LP	3.500		03-01-21	500,000	484,924
Kinder Morgan Energy Partners LP (Z)	7.750		03-15-32	195,000	218,898
Kinder Morgan, Inc. (Z)	5.550		06-01-45	355,000	323,209
Kosmos Energy, Ltd. (S)(Z)	7.875		08-01-21	220,000	203,500
Lukoil International Finance BV (S)(Z)	3.416		04-24-18	675,000	649,069
MarkWest Energy Partners LP (Z)	4.875		12-01-24	160,000	156,000
MPLX LP (Z)	4.000		02-15-25	150,000	142,753
Newfield Exploration Company (Z)	5.750		01-30-22	260,000	257,400
Pacific Rubiales Energy Corp. (S)	5.375		01-26-19	335,000	237,850
Petro-Canada (Z)	9.250		10-15-21	1,000,000	1,328,678
Petroleos Mexicanos (S)(Z)	4.250		01-15-25	125,000	121,750
Petroleos Mexicanos (Z)	4.875		01-24-22	275,000	285,588
Regency Energy Partners LP (Z)	5.000		10-01-22	95,000	95,244
Regency Energy Partners LP (Z)	5.500		04-15-23	480,000	481,200
Regency Energy Partners LP (Z)	5.875		03-01-22	90,000	95,405
Shell International Finance BV	4.375		05-11-45	725,000	726,644
Summit Midstream Holdings LLC (Z)	7.500		07-01-21	150,000	156,750
Tullow Oil PLC (S)(Z)	6.000		11-01-20	230,000	188,600
Tullow Oil PLC (S)(Z)	6.250		04-15-22	255,000	212,925
Whiting Petroleum Corp.	6.250		04-01-23	255,000	248,625
Williams Partners LP (Z)	4.875		05-15-23	185,000	181,175
Williams Partners LP (Z)	4.875		03-15-24	690,000	678,449
WPX Energy, Inc. (Z)	5.250		09-15-24	125,000	107,188
Financials 29.6%					53,572,303
Banks 11.7%
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year U.S. Treasury + 4.398%) (Q)(S)(Z)	6.250		04-15-24	470,000	317,546
Bank of America Corp. (Z)	3.300		01-11-23	260,000	256,755
Bank of America Corp.	3.950		04-21-25	135,000	131,398
Bank of America Corp. (Z)	4.200		08-26-24	280,000	281,487
Bank of America Corp. (Z)	4.250		10-22-26	265,000	261,358
Bank of America Corp. (Z)	6.875		04-25-18	1,000,000	1,126,882
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)(Z)	6.250		09-05-24	470,000	470,437
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)(Z)	8.000		01-30-18	435,000	460,230
Barclays Bank PLC (S)(Z)	10.179		06-12-21	575,000	759,545
BPCE SA (S)(Z)	4.500		03-15-25	475,000	463,865
BPCE SA (S)(Z)	5.700		10-22-23	1,145,000	1,224,769
Commerzbank AG (S)(Z)	8.125		09-19-23	350,000	408,296
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)(Z)	6.625		09-23-19	450,000	448,313
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S. Swap Rate + 4.898%) (Q)(S)(Z)	7.875		01-23-24	600,000	622,513
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)(Z)	8.125		09-19-33	250,000	278,828
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)(Z)	5.100		06-30-23	420,000	390,600
HBOS PLC (S)(Z)	6.750		05-21-18	825,000	915,024

4SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)(Z)	6.375		09-17-24	200,000	$201,250
ING Bank NV (S)(Z)	5.800		09-25-23	1,000,000	1,094,658
JPMorgan Chase & Co. (Z)	4.625		05-10-21	895,000	974,070
JPMorgan Chase & Co. (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)(Z)	5.000		07-01-19	520,000	508,352
JPMorgan Chase & Co. (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150		05-01-23	375,000	355,238
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)(Z)	6.750		02-01-24	805,000	852,797
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)(Z)	7.900		04-30-18	655,000	691,025
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)(Z)	7.500		06-27-24	385,000	401,363
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%) (Z)	5.629		12-01-21	485,000	492,387
Mizuho Financial Group Cayman 3, Ltd. (S)(Z)	4.600		03-27-24	1,035,000	1,080,173
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	1,000,000	1,255,300
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	385,000	411,950
Swedbank AB (S)(Z)	2.125		09-29-17	460,000	464,500
Synovus Financial Corp. (Z)	7.875		02-15-19	200,000	225,250
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)(Z)	4.850		06-01-23	310,000	294,500
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)(Z)	6.750		08-01-21	520,000	577,200
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)(Z)	5.875		06-15-25	500,000	518,125
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)(Z)	5.900		06-15-24	495,000	497,822
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)(Z)	7.980		03-15-18	950,000	1,029,563
Wells Fargo Bank NA (Z)	5.850		02-01-37	390,000	476,452
Capital markets 4.8%
Ares Capital Corp. (Z)	3.875		01-15-20	430,000	438,008
Credit Suisse Group AG (7.500% to 12-11-23, then 5 year U.S. Swap Rate + 4.598%) (Q)(S)(Z)	7.500		12-11-23	295,000	314,175
FS Investment Corp. (Z)	4.000		07-15-19	435,000	441,041
Jefferies Group LLC (Z)	6.875		04-15-21	1,005,000	1,150,399
Jefferies Group LLC (Z)	8.500		07-15-19	235,000	280,256
Macquarie Bank, Ltd. (S)	4.875		06-10-25	520,000	518,229
Morgan Stanley (Z)	4.300		01-27-45	235,000	224,147
Morgan Stanley (Z)	5.500		01-26-20	450,000	503,424
Morgan Stanley (Z)	5.550		04-27-17	565,000	602,610
Morgan Stanley (Z)	7.300		05-13-19	895,000	1,052,981
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	325,000	323,375
Stifel Financial Corp. (Z)	4.250		07-18-24	315,000	314,593
The Bear Stearns Companies LLC (Z)	7.250		02-01-18	1,000,000	1,128,851
The Goldman Sachs Group, Inc.	3.750		05-22-25	167,000	166,497
The Goldman Sachs Group, Inc. (Z)	5.250		07-27-21	1,035,000	1,152,060
The Goldman Sachs Group, Inc. (Z)	5.750		01-24-22	105,000	120,262
Consumer finance 1.9%
Capital One Financial Corp. (Z)	2.450		04-24-19	275,000	274,987
Capital One Financial Corp. (Z)	3.500		06-15-23	1,100,000	1,081,704

SEE NOTES TO FUND'S INVESTMENTS5

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550		06-01-20	350,000	$350,420
Credito Real SAB de CV (S)(Z)	7.500		03-13-19	325,000	341,250
Discover Financial Services (Z)	3.950		11-06-24	370,000	364,141
Discover Financial Services (Z)	5.200		04-27-22	585,000	622,308
Enova International, Inc.	9.750		06-01-21	390,000	362,700
Diversified financial services 2.3%
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)(Z)	5.250		05-30-23	364,607	381,014
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)(Z)	6.125		11-30-19	233,700	246,553
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)(Z)	5.125		11-30-22	218,560	228,918
General Electric Capital Corp. (5.250% to 6-15-23, then 3 month LIBOR + 2.967%) (Q)	5.250		06-15-23	340,000	348,500
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)(Z)	7.125		06-15-22	600,000	693,750
Leucadia National Corp. (Z)	5.500		10-18-23	655,000	676,913
McGraw Hill Financial, Inc. (S)	4.000		06-15-25	495,000	498,633
NewStar Financial, Inc. (S)	7.250		05-01-20	360,000	365,400
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) (Z)	5.650		05-15-53	674,000	688,558
Insurance 3.1%
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	235,000	245,080
Assured Guaranty US Holdings, Inc. (Z)	5.000		07-01-24	465,000	478,883
AXA SA (Z)	8.600		12-15-30	175,000	234,938
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)(Z)	6.379		12-14-36	240,000	255,000
CNA Financial Corp. (Z)	7.250		11-15-23	230,000	279,730
CNO Financial Group, Inc.	5.250		05-30-25	125,000	130,625
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (S)(Z)	7.800		03-15-37	705,000	835,425
MetLife, Inc. (Z)	6.400		12-15-36	355,000	393,892
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)(Z)	5.100		10-16-44	365,000	380,148
Pacific LifeCorp. (S)(Z)	6.000		02-10-20	245,000	277,331
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%) (Z)	5.200		03-15-44	110,000	107,293
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (Z)	5.875		09-15-42	142,000	150,165
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)(Z)	7.506		06-30-17	610,000	623,725
Teachers Insurance & Annuity Association of America (S)(Z)	6.850		12-16-39	555,000	693,433
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-38	505,000	569,388
Real estate investment trusts 5.2%
American Tower Corp. (Z)	3.400		02-15-19	225,000	229,833
American Tower Corp. (Z)	4.700		03-15-22	400,000	419,968
American Tower Corp.	5.000		02-15-24	500,000	526,978
ARC Properties Operating Partnership LP	4.600		02-06-24	523,000	504,695
AvalonBay Communities, Inc.	3.450		06-01-25	270,000	268,727
Crown Castle Towers LLC (S)(Z)	4.883		08-15-20	710,000	763,158
Crown Castle Towers LLC (S)(Z)	6.113		01-15-20	451,000	502,912
DDR Corp. (Z)	7.500		04-01-17	880,000	960,180
Education Realty Operating Partnership LP	4.600		12-01-24	270,000	272,245
Goodman Funding Pty, Ltd. (S)(Z)	6.375		04-15-21	645,000	742,537
Health Care REIT, Inc.	4.000		06-01-25	645,000	640,680
Health Care REIT, Inc. (Z)	4.950		01-15-21	190,000	206,972

6SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Real estate investment trusts (continued)
Highwoods Realty LP (Z)	5.850		03-15-17	310,000	$329,882
Iron Mountain, Inc. (Z)	6.000		08-15-23	440,000	457,600
iStar Financial, Inc.	5.000		07-01-19	135,000	132,477
MPT Operating Partnership LP (Z)	6.375		02-15-22	320,000	340,400
Omega Healthcare Investors, Inc.	4.500		01-15-25	280,000	277,292
Omega Healthcare Investors, Inc.	4.950		04-01-24	350,000	360,987
USB Realty Corp. (P)(Q)(S)(Z)	1.436		01-15-17	800,000	736,000
Ventas Realty LP	3.500		02-01-25	85,000	81,624
Ventas Realty LP (Z)	3.750		05-01-24	215,000	211,258
Ventas Realty LP (Z)	4.750		06-01-21	385,000	417,238
Thrifts and mortgage finance 0.6%
Nationstar Mortgage LLC (Z)	7.875		10-01-20	340,000	334,900
Nationstar Mortgage LLC (Z)	9.625		05-01-19	295,000	311,225
Quicken Loans, Inc. (S)	5.750		05-01-25	265,000	256,388
Stearns Holdings, Inc. (S)	9.375		08-15-20	155,000	154,613
Health care 4.0%					7,250,811
Health care equipment and supplies 0.5%
Medtronic, Inc. (S)(Z)	4.625		03-15-45	405,000	411,109
Zimmer Holdings, Inc. (Z)	3.550		04-01-25	435,000	420,670
Health care providers and services 1.6%
Express Scripts Holding Company	4.750		11-15-21	1,000,000	1,076,530
HCA, Inc. (Z)	5.250		04-15-25	375,000	394,688
Medco Health Solutions, Inc. (Z)	7.125		03-15-18	275,000	311,825
UnitedHealth Group, Inc.	1.450		07-17-17	415,000	416,032
UnitedHealth Group, Inc.	3.750		07-15-25	435,000	443,903
WellCare Health Plans, Inc. (Z)	5.750		11-15-20	300,000	315,000
Pharmaceuticals 1.9%
AbbVie, Inc.	3.600		05-14-25	535,000	527,753
Actavis Funding SCS (Z)	3.800		03-15-25	1,000,000	976,115
Endo Finance LLC (S)	6.000		07-15-23	140,000	145,950
Hospira, Inc. (Z)	6.050		03-30-17	485,000	520,614
Mallinckrodt International Finance SA (S)(Z)	5.750		08-01-22	310,000	324,144
Quintiles Transnational Corp. (S)	4.875		05-15-23	115,000	116,653
Valeant Pharmaceuticals International, Inc. (S)(Z)	5.500		03-01-23	110,000	112,475
Valeant Pharmaceuticals International, Inc. (S)(Z)	5.625		12-01-21	200,000	205,250
Valeant Pharmaceuticals International, Inc. (S)(Z)	6.125		04-15-25	260,000	271,700
Valeant Pharmaceuticals International, Inc. (S)(Z)	7.500		07-15-21	240,000	260,400
Industrials 10.9%					19,609,836
Aerospace and defense 1.7%
Embraer Overseas, Ltd. (S)(Z)	5.696		09-16-23	296,000	307,100
Huntington Ingalls Industries, Inc. (S)(Z)	5.000		12-15-21	350,000	359,625
Lockheed Martin Corp. (Z)	2.900		03-01-25	576,000	552,496
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)(Z)	6.000		02-15-67	925,000	749,250
Textron, Inc. (Z)	3.875		03-01-25	180,000	179,110
Textron, Inc. (Z)	5.600		12-01-17	505,000	544,695
Textron, Inc. (Z)	7.250		10-01-19	270,000	315,862
Air freight and logistics 0.2%
XPO Logistics, Inc. (S)	6.500		06-15-22	440,000	432,850

SEE NOTES TO FUND'S INVESTMENTS7

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Airlines 4.3%
America West Airlines 2000-1 Pass Through Trust (Z)	8.057		07-02-20	101,586	$115,808
American Airlines 2011-1 Class B Pass Through Trust (S)(Z)	7.000		01-31-18	628,799	666,527
American Airlines 2013-2 Class A Pass Through Trust (Z)	4.950		01-15-23	308,080	326,564
American Airlines 2015-1 Class B Pass Through Trust (Z)	3.700		05-01-23	630,000	622,125
British Airways PLC 2013-1 Class A Pass Through Trust (S)(Z)	4.625		06-20-24	593,560	626,206
British Airways PLC 2013-1 Class B Pass Through Trust (S)(Z)	5.625		06-20-20	227,781	240,878
Continental Airlines 1997-4 Class A Pass Through Trust (Z)	6.900		01-02-18	192,268	201,400
Continental Airlines 1998-1 Class A Pass Through Trust (Z)	6.648		09-15-17	57,208	59,639
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545		02-02-19	148,193	161,426
Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307		04-02-18	53,536	57,015
Continental Airlines 2007-1 Class A Pass Through Trust (Z)	5.983		04-19-22	456,808	504,773
Continental Airlines 2012-1 Class B Pass Through Trust (Z)	6.250		04-11-20	191,351	200,918
Delta Air Lines 2002-1 Class G-1 Pass Through Trust (Z)	6.718		01-02-23	574,101	653,040
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821		08-10-22	565,791	649,245
Delta Air Lines 2010-1 Class A Pass Through Trust (Z)	6.200		07-02-18	128,957	139,918
Delta Air Lines 2011-1 Class A Pass Through Trust (Z)	5.300		04-15-19	239,923	259,117
Northwest Airlines 2007-1 Class A Pass Through Trust (Z)	7.027		11-01-19	336,830	378,933
UAL 2009-1 Pass Through Trust (Z)	10.400		11-01-16	48,881	52,879
UAL 2009-2A Pass Through Trust (Z)	9.750		01-15-17	179,438	195,588
United Airlines 2014-2 Class A Pass Through Trust (Z)	3.750		09-03-26	435,000	431,738
United Airlines 2014-2 Class B Pass Through Trust (Z)	4.625		09-03-22	505,000	512,575
US Airways 2010-1 Class A Pass Through Trust (Z)	6.250		04-22-23	393,135	438,346
US Airways 2012-1 Class A Pass Through Trust (Z)	5.900		10-01-24	284,496	317,213
Building products 1.0%
Builders FirstSource, Inc. (S)	10.750		08-15-23	215,000	220,375
Masco Corp. (Z)	4.450		04-01-25	135,000	135,338
Masco Corp. (Z)	7.125		03-15-20	285,000	332,025
Owens Corning (Z)	4.200		12-15-22	1,095,000	1,113,406
Commercial services and supplies 0.3%
Casella Waste Systems, Inc. (Z)	7.750		02-15-19	365,000	371,209
Safway Group Holding LLC (S)(Z)	7.000		05-15-18	180,000	183,600
Construction and engineering 0.2%
Tutor Perini Corp. (Z)	7.625		11-01-18	335,000	342,538
Electrical equipment 0.1%
EnerSys (S)	5.000		04-30-23	95,000	92,863
Industrial conglomerates 0.3%
Nemak SAB de CV (S)(Z)	5.500		02-28-23	210,000	215,250
Odebrecht Finance, Ltd. (S)(Z)	7.125		06-26-42	225,000	155,813
Odebrecht Finance, Ltd. (Q)(S)(Z)	7.500		09-14-15	200,000	148,000
Machinery 0.4%
Optimas OE Solutions Holding LLC (S)	8.625		06-01-21	135,000	131,625
SPL Logistics Escrow LLC (S)(Z)	8.875		08-01-20	215,000	229,513
Trinity Industries, Inc. (Z)	4.550		10-01-24	355,000	347,637
Marine 0.2%
Navios South American Logistics, Inc. (S)(Z)	7.250		05-01-22	375,000	352,500
Road and rail 0.3%
Penske Truck Leasing Company LP (S)(Z)	3.375		02-01-22	620,000	605,902
Trading companies and distributors 1.7%
Ahern Rentals, Inc. (S)	7.375		05-15-23	380,000	359,100
Air Lease Corp. (Z)	3.375		01-15-19	440,000	448,800

8SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Air Lease Corp. (Z)	3.875		04-01-21	215,000	$217,578
Air Lease Corp. (Z)	4.750		03-01-20	220,000	234,538
Air Lease Corp. (Z)	5.625		04-01-17	175,000	184,828
Aircastle, Ltd. (Z)	5.500		02-15-22	215,000	224,138
Aircastle, Ltd.	6.250		12-01-19	160,000	177,400
Aircastle, Ltd. (Z)	7.625		04-15-20	160,000	184,800
Ashtead Capital, Inc. (S)(Z)	5.625		10-01-24	205,000	205,513
International Lease Finance Corp. (S)(Z)	7.125		09-01-18	290,000	323,713
United Rentals North America, Inc. (Z)	5.500		07-15-25	260,000	248,625
United Rentals North America, Inc. (Z)	5.750		11-15-24	320,000	312,800
Transportation infrastructure 0.2%
Florida East Coast Holdings Corp. (S)(Z)	6.750		05-01-19	255,000	257,550
Information technology 1.2%					2,120,571
Internet software and services 0.4%
Ancestry.com Holdings LLC, PIK (S)(Z)	9.625		10-15-18	135,000	138,544
Ancestry.com, Inc. (Z)	11.000		12-15-20	305,000	346,175
VeriSign, Inc.	5.250		04-01-25	265,000	266,988
IT services 0.5%
Fiserv, Inc.	3.850		06-01-25	625,000	621,039
Sixsigma Networks Mexico SA de CV (S)(Z)	8.250		11-07-21	275,000	283,525
Semiconductors and semiconductor equipment 0.2%
Micron Technology, Inc. (Z)	5.875		02-15-22	375,000	382,500
Software 0.1%
Infor US, Inc. (S)	6.500		05-15-22	80,000	81,800
Materials 3.7%					6,714,245
Chemicals 1.4%
Braskem Finance, Ltd. (S)(Z)	7.000		05-07-20	515,000	515,241
Incitec Pivot Finance LLC (S)(Z)	6.000		12-10-19	345,000	381,365
NOVA Chemicals Corp. (S)(Z)	5.000		05-01-25	535,000	529,650
Platform Specialty Products Corp. (S)(Z)	6.500		02-01-22	535,000	553,725
Rockwood Specialties Group, Inc. (Z)	4.625		10-15-20	555,000	577,183
Construction materials 0.8%
American Gilsonite Company (S)(Z)	11.500		09-01-17	310,000	262,725
Cemex SAB de CV (S)(Z)	6.125		05-05-25	360,000	358,650
Cemex SAB de CV (S)(Z)	6.500		12-10-19	340,000	353,600
Norbord, Inc. (S)	6.250		04-15-23	215,000	218,225
Vulcan Materials Company (Z)	4.500		04-01-25	260,000	258,700
Containers and packaging 0.2%
Ardagh Finance Holdings SA, PIK (S)(Z)	8.625		06-15-19	272,213	284,463
Metals and mining 1.3%
Allegheny Technologies, Inc. (Z)	9.375		06-01-19	715,000	800,800
ArcelorMittal (Z)	10.600		06-01-19	370,000	439,838
Glencore Finance Canada, Ltd. (S)(Z)	4.250		10-25-22	220,000	212,841
Glencore Funding LLC (S)(Z)	4.125		05-30-23	255,000	241,450
Glencore Funding LLC (S)	4.625		04-29-24	165,000	158,615
MMC Norilsk Nickel OJSC (S)(Z)	5.550		10-28-20	235,000	234,824
Rain CII Carbon LLC (S)(Z)	8.000		12-01-18	340,000	332,350

SEE NOTES TO FUND'S INVESTMENTS9

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Telecommunication services 3.3%					$5,989,703
Diversified telecommunication services 1.7%
AT&T, Inc.	3.875		08-15-21	800,000	823,970
AT&T, Inc.	4.750		05-15-46	320,000	295,136
BellSouth Telecommunications LLC (Z)	6.300		12-15-15	71,313	72,475
CCO Safari II LLC (S)	6.484		10-23-45	380,000	393,036
GCI, Inc.	6.875		04-15-25	230,000	234,025
Telecom Italia Capital SA (Z)	7.200		07-18-36	365,000	403,325
Verizon Communications, Inc. (Z)	4.400		11-01-34	260,000	244,370
Verizon Communications, Inc. (Z)	6.550		09-15-43	263,000	310,715
Wind Acquisition Finance SA (S)(Z)	7.375		04-23-21	355,000	376,300
Wireless telecommunication services 1.6%
Comcel Trust (S)(Z)	6.875		02-06-24	330,000	349,899
Digicel Group, Ltd. (S)(Z)	8.250		09-30-20	385,000	380,188
Digicel, Ltd. (S)	6.750		03-01-23	200,000	191,900
Millicom International Cellular SA (S)	4.750		05-22-20	210,000	204,225
Millicom International Cellular SA (S)	6.625		10-15-21	300,000	312,000
MTN Mauritius Investments, Ltd. (S)(Z)	4.755		11-11-24	225,000	227,499
SBA Tower Trust (S)(Z)	2.933		12-15-17	395,000	399,738
SBA Tower Trust (S)(Z)	3.598		04-15-18	370,000	369,402
SoftBank Corp. (S)(Z)	4.500		04-15-20	400,000	401,500
Utilities 5.7%					10,298,096
Electric utilities 3.0%
Beaver Valley II Funding Corp. (Z)	9.000		06-01-17	28,000	30,240
BVPS II Funding Corp. (Z)	8.890		06-01-17	126,000	131,064
Duke Energy Corp.	3.550		09-15-21	1,000,000	1,036,179
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)(Z)	5.250		01-29-23	485,000	497,125
Empresa Electrica Angamos SA (S)(Z)	4.875		05-25-29	360,000	354,600
Exelon Generation Company LLC	4.000		10-01-20	1,000,000	1,044,511
FPL Energy National Wind LLC (S)(Z)	5.608		03-10-24	69,163	69,163
Israel Electric Corp., Ltd. (S)(Z)	5.625		06-21-18	420,000	452,836
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17, then 3 month LIBOR + 2.125%) (Z)	6.650		06-15-67	100,000	86,549
Oncor Electric Delivery Company LLC (Z)	5.000		09-30-17	820,000	880,158
PNPP II Funding Corp.	9.120		05-30-16	31,000	31,692
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)(Z)	6.250		02-01-22	320,000	353,200
Talen Energy Supply LLC (S)	6.500		06-01-25	210,000	205,800
W3A Funding Corp. (Z)	8.090		01-02-17	207,820	207,763
Independent power and renewable electricity producers 0.3%
Dynegy, Inc. (S)	6.750		11-01-19	120,000	123,900
Dynegy, Inc. (S)	7.625		11-01-24	165,000	170,363
NRG Yield Operating LLC	5.375		08-15-24	260,000	263,250
Multi-utilities 2.4%
Berkshire Hathaway Energy Company (Z)	8.480		09-15-28	550,000	800,374
CMS Energy Corp.	5.050		03-15-22	1,000,000	1,102,143
Columbia Pipeline Group, Inc. (S)	4.500		06-01-25	335,000	333,733
Dominion Resources, Inc.	3.625		12-01-24	1,000,000	996,397
NiSource Finance Corp.	5.450		09-15-20	1,000,000	1,127,056

10SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Convertible bonds 0.1% (0.1% of Total investments)					$236,563
(Cost $250,000)
Utilities 0.1%					236,563
Independent power and renewable electricity producers 0.1%
NRG Yield, Inc. (S)	3.250		06-01-20	250,000	236,563
Term loans (M) 0.5% (0.3% of Total investments)					$913,416
(Cost $922,613)
Consumer staples 0.2%					358,221
Household products 0.2%
The Sun Products Corp.	5.500		03-23-20	369,777	358,221
Industrials 0.1%					146,067
Aerospace and defense 0.1%
WP CPP Holdings LLC	4.500		12-28-19	146,250	146,067
Utilities 0.2%					409,128
Electric utilities 0.2%
ExGen Texas Power LLC	5.750		09-16-21	277,822	270,877
La Frontera Generation LLC	4.500		09-30-20	140,178	138,251
Capital preferred securities (a) 1.9% (1.3% of Total investments)					$3,523,761
(Cost $3,427,020)
Financials 1.9%					3,523,761
Banks 0.3%
Sovereign Capital Trust VI (Z)	7.908		06-13-36	489,000	505,723
Capital markets 0.7%
Goldman Sachs Capital II (P)(Q)(Z)	4.000		09-08-15	670,000	504,175
State Street Capital Trust IV (P)(Z)	1.285		06-15-37	935,000	814,619
Insurance 0.9%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month LIBOR + 3.960%) (S)(Z)	7.875		12-15-37	110,000	137,500
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)(Z)	9.250		04-08-38	315,000	440,937
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)(Z)	6.450		12-15-65	870,000	889,619
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)(Z)	6.500		05-09-37	225,000	231,188
U.S. Government and Agency obligations 29.0% (19.5% of Total investments)					$52,468,521
(Cost $51,013,149)
U.S. Government 6.3%					11,456,546
U.S. Treasury
Bond (Z)	3.000		11-15-44	1,975,000	2,006,786
Bond (Z)	3.125		02-15-42	1,405,000	1,468,884
Note (Z)	2.000		02-15-25	4,077,000	4,011,703
Note (Z)	2.125		05-15-25	3,991,000	3,969,173
U.S. Government Agency 22.7%					41,011,975
Federal Home Loan Banks
Bond (Z)	2.900		09-05-25	200,000	195,746
Bond (Z)	3.170		10-04-27	200,000	196,645
Bond (Z)	3.250		06-21-27	269,697	269,740
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (Z)	3.000		03-01-43	920,554	933,571
30 Yr Pass Thru (Z)	4.500		09-01-41	2,305,815	2,521,535
30 Yr Pass Thru (Z)	5.000		03-01-41	3,536,992	3,921,916
Federal National Mortgage Association

SEE NOTES TO FUND'S INVESTMENTS11

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru (Z)	3.000		10-29-27	705,000	$685,432
30 Yr Pass Thru (Z)	3.000		12-01-42	3,350,874	3,399,959
30 Yr Pass Thru (Z)	3.000		07-01-43	980,607	990,682
30 Yr Pass Thru (Z)	3.500		12-01-42	5,086,735	5,307,095
30 Yr Pass Thru (Z)	3.500		01-01-43	3,954,854	4,123,090
30 Yr Pass Thru	3.500		04-01-45	1,843,846	1,920,553
30 Yr Pass Thru (Z)	4.000		10-01-40	447,883	482,105
30 Yr Pass Thru (Z)	4.000		09-01-41	4,849,358	5,199,386
30 Yr Pass Thru (Z)	4.000		10-01-41	2,076,214	2,232,903
30 Yr Pass Thru (Z)	4.500		10-01-40	1,920,004	2,097,103
30 Yr Pass Thru (Z)	4.500		07-01-41	4,446,603	4,867,175
30 Yr Pass Thru (Z)	5.000		04-01-41	506,667	570,830
30 Yr Pass Thru (Z)	5.500		08-01-40	178,120	200,548
30 Yr Pass Thru (Z)	6.500		01-01-39	778,021	895,961
Foreign government obligations 0.2% (0.1% of Total investments)					$308,764
(Cost $277,503)
Argentina 0.2%					308,764
Republic of Argentina (H)	8.280		12-31-33	322,469	308,764
Collateralized mortgage obligations 18.6% (12.5% of Total investments)					$33,631,954
(Cost $31,208,042)
Commercial and residential 16.6%					29,931,423
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.174		12-25-46	4,444,470	461,145
American Home Mortgage Investment Trust Series 2005-1, Class 1A1 (P)	0.411		06-25-45	540,138	502,396
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	605,000	691,228
BAMLL Commercial Mortgage Securities Trust
Series 2014-ICTS, Class D (P) (S)	2.087		06-15-28	100,000	99,665
Series 2015-200P, Class F (P) (S)	3.596		04-14-33	415,000	369,955
BBCMS Trust Series 2015, Class C (P) (S)	2.186		02-15-28	215,000	212,628
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	2.664		03-25-35	400,603	26,048
Series 2005-2, Class A1 (P)	2.680		03-25-35	332,996	335,837
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (P)	0.751		07-25-35	369,049	333,086
Series 2005-7, Class 11A1 (P)	0.731		08-25-35	603,722	574,407
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.184		07-05-33	620,000	602,110
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.687		08-15-29	605,000	602,000
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	3.927		03-10-33	595,000	555,203
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	370,000	356,889
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	3.950		05-15-29	445,000	433,319
Series 2015-JWRZ, Class GL2 (P) (S)	3.876		05-15-29	410,000	408,852
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.187		12-15-27	595,000	593,598
CGBAM Commercial Mortgage Series 2015-SMRT, Class F (P) (S)	3.786		04-10-28	325,000	308,459
Commercial Mortgage Trust (Deutsche Bank)

12SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2012-LC4, Class B (P)	4.934		12-10-44	360,000	$397,383
Series 2013-300P, Class D (P) (S)	4.394		08-10-30	620,000	640,676
Series 2013-CR11, Class B (P)	5.163		10-10-46	895,000	1,000,394
Series 2013-CR13, Class C (P)	4.754		12-10-23	435,000	458,634
Series 2013-CR6, Class XA IO	1.514		03-10-46	4,176,273	244,095
Series 2014-FL4, Class D (P) (S)	2.635		07-13-31	600,000	597,427
Series 2014-TWC, Class D (P) (S)	2.436		02-13-32	445,000	441,193
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.336		08-13-27	775,000	776,461
Commercial Mortgage Trust (Wells Fargo) Series 2014-CR16, Class C (P)	4.906		04-10-47	552,000	579,853
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.337		04-15-27	550,000	545,188
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.461		06-25-34	432,440	409,344
Extended Stay America Trust Series 2013-ESFL, Class DFL (P) (S)	3.327		12-05-31	87,991	87,991
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.382		12-15-19	220,000	217,182
Series 2015-NRF, Class EFX (P) (S)	3.382		12-15-19	495,000	465,863
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.687		05-15-34	520,000	520,126
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.319		08-19-45	1,948,086	112,015
Series 2005-2, Class IX IO	2.169		05-19-35	6,725,319	489,950
Series 2005-9, Class 2A1C (P)	0.638		06-20-35	601,255	551,320
Series 2005-8, Class 1X IO	2.062		09-19-35	2,495,650	145,913
Series 2007-3, Class ES IO (S)	0.350		05-19-47	8,251,239	140,271
Series 2007-4, Class ES IO	0.350		07-19-47	8,580,540	135,573
Series 2007-6, Class ES IO (S)	0.342		08-19-37	6,682,092	90,876
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407		11-05-30	431,000	434,814
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.266		07-25-35	6,330,229	455,346
Series 2005-AR8, Class AX2 IO	2.295		04-25-35	6,629,214	474,552
Series 2005-AR18, Class 1X IO	2.127		10-25-36	7,712,797	703,492
Series 2005-AR18, Class 2X IO	1.804		10-25-36	6,754,792	276,261
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.677		04-15-47	725,000	743,032
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FL5, Class C (P) (S)	2.287		07-15-31	1,030,000	1,026,629
Series 2014-INN, Class F (P) (S)	4.187		06-15-29	490,000	481,626
Series 2014-PHH, Class C (P) (S)	2.286		08-15-27	760,000	765,820
Series 2015-MAR7, Class C (S)	4.490		06-05-32	480,000	482,390
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.673		10-25-35	472,500	457,229
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.181		02-15-46	293,000	297,773
Series 2014-C18, Class 300D	5.279		08-15-31	380,000	388,619
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.295		09-09-32	1,050,000	1,065,219
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.521		05-25-35	377,876	352,020
TMSQ Mortgage Trust Series 2014-1500, Class D (P) (S)	3.835		10-10-36	340,000	331,911

SEE NOTES TO FUND'S INVESTMENTS13

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	405,000	$438,205
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.731		05-10-63	4,773,261	333,575
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	612,000	622,151
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class AM (P)	5.591		04-15-47	285,000	301,198
WaMu Mortgage Pass Through Certificates Series 2005-AR8, Class 2AB2 (P)	0.611		07-25-45	570,256	527,106
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	935,000	918,915
Series 2013-BTC, Class E (P) (S)	3.550		04-16-35	620,000	574,904
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.188		11-15-45	4,945,080	505,857
Series 2013-C15, Class B (P)	4.481		08-15-46	155,000	165,415
Series 2013-C16, Class B (P)	4.982		09-15-46	265,000	292,811
U.S. Government Agency 2.0%					3,700,531
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.041		10-25-27	380,000	378,816
Series 290, Class IO	3.500		11-15-32	3,020,952	558,556
Series 4136, Class IH IO	3.500		09-15-27	1,984,334	224,612
Series K017, Class X1 IO	1.424		12-25-21	2,912,141	211,634
Series K018, Class X1 IO	1.434		01-25-22	3,627,584	265,746
Series K021, Class X1 IO	1.498		06-25-22	795,062	66,004
Series K022, Class X1 IO	1.294		07-25-22	9,229,324	665,711
Series K707, Class X1 IO	1.544		12-25-18	2,390,774	107,580
Series K709, Class X1 IO	1.531		03-25-19	3,285,253	157,521
Series K710, Class X1 IO	1.775		05-25-19	3,577,679	203,820
Federal National Mortgage Association
Series 2012-137, Class QI IO	3.000		12-25-27	2,347,409	282,152
Series 2012-137, Class WI IO	3.500		12-25-32	1,777,756	319,182
Government National Mortgage Association
Series 2012-114, Class IO	0.927		01-16-53	1,819,243	136,500
Series 2013-42, Class IO	3.500		03-20-43	821,012	122,697
Asset backed securities 8.1% (5.5% of Total investments)					$14,725,037
(Cost $14,302,410)
Asset Backed Securities 8.1%					14,725,037
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	0.866		05-25-35	315,000	302,230
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.641		10-25-35	825,000	748,533
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.661		05-25-35	480,000	454,155
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	1,005,000	1,018,010
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.267		01-25-34	257,870	238,110
Series 2004-W6, Class M1 (P)	1.016		05-25-34	187,370	178,930
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.431		07-25-36	779,993	732,702
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	1,077,369	1,100,301

14SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25	25,722	$24,493
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B (P)	5.613		02-25-35	440,812	447,299
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.661		05-25-36	735,000	716,295
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	867,825	868,664
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	455,000	456,779
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	0.881		11-25-35	600,000	585,474
GM Financial Automobile Leasing Trust Series 2015-2, Class A4	1.850		07-22-19	669,000	671,813
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.461		10-25-35	518,719	488,498
GSAA Trust Series 2005-10, Class M3 (P)	0.741		06-25-35	675,000	647,173
Home Equity Mortgage Loan Asset-Backed Trust Series 2005-C, Class AII3 (P)	0.561		10-25-35	391,460	377,450
Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, Class M1 (P)	0.941		09-25-35	256,559	232,722
MVW Owner Trust Series 2014-1A, Class A (S)	2.250		09-22-31	164,507	164,404
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	355,290	372,899
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.491		12-25-36	1,090,000	1,056,662
Toyota Auto Receivables Owner Trust Series 2015-B, Class A4	1.740		09-15-20	510,000	512,928
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500		01-20-25	374,771	375,633
Series 2012-3A, Class B (S)	4.500		03-20-25	251,331	252,864
Series 2013-1A, Class B (S)	3.750		08-20-25	100,927	101,943
Series 2014-1A, Class A (S)	2.150		12-20-26	727,724	724,231
Series 2014-1A, Class B (S)	3.250		12-20-26	486,406	483,926
Series 2015-1A, Class A (S)	2.750		05-20-27	389,698	389,916
				Shares	Value
Common stocks 5.2% (3.5% of Total investments)					$9,375,639
(Cost $8,362,158)
Consumer discretionary 0.4%					699,020
Hotels, restaurants and leisure 0.4%
McDonald's Corp. (Z)				7,000	699,020
Consumer staples 0.5%					855,300
Tobacco 0.5%
Philip Morris International, Inc. (Z)				10,000	855,300
Energy 0.2%					459,840
Oil, gas and consumable fuels 0.2%
Royal Dutch Shell PLC, ADR, Class A				8,000	459,840
Financials 1.4%					2,496,671
Banks 0.4%
U.S. Bancorp (Z)				14,500	655,545

SEE NOTES TO FUND'S INVESTMENTS15

Income Securities Trust

	Shares	Value
Financials (continued)
Capital markets 0.6%
Ares Capital Corp.	33,500	$539,015
The Carlyle Group LP (Z)	20,100	534,861
Real estate investment trusts 0.4%
Weyerhaeuser Company (Z)	25,000	767,250
Health care 1.3%		2,448,834
Pharmaceuticals 1.3%
Johnson & Johnson (Z)	8,258	827,534
Pfizer, Inc. (Z)	24,000	865,440
Sanofi, ADR (Z)	14,000	755,860
Industrials 0.2%		327,019
Machinery 0.2%
Stanley Black & Decker, Inc. (Z)	3,100	327,019
Information technology 0.8%		1,410,500
Semiconductors and semiconductor equipment 0.4%
Intel Corp. (Z)	26,000	752,700
Technology hardware, storage and peripherals 0.4%
Seagate Technology PLC (Z)	13,000	657,800
Telecommunication services 0.4%		678,455
Diversified telecommunication services 0.4%
Verizon Communications, Inc. (Z)	14,500	678,455
Preferred securities (b) 1.6% (1.0% of Total investments)		$2,825,721
(Cost $2,958,689)
Consumer staples 0.3%		568,750
Food and staples retailing 0.3%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	6,250	568,750
Financials 0.8%		1,415,321
Banks 0.1%
Wells Fargo & Company, Series L, 7.500%	192	228,885
Consumer finance 0.6%
Ally Financial, Inc., 7.000% (S)	437	443,733
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%) (Z)	24,985	655,357
Real estate investment trusts 0.1%
Weyerhaeuser Company, 6.375%	1,700	87,346
Telecommunication services 0.1%		159,949
Diversified telecommunication services 0.1%
Intelsat SA, 5.750% (Z)	5,900	159,949
Utilities 0.4%		681,701
Electric utilities 0.1%
Exelon Corp., 6.500% (Z)	4,341	202,898
Multi-utilities 0.3%
Dominion Resources, Inc., 6.375% (Z)	9,485	478,803

16SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)					$123
(Cost $0)
Materials 0.0%					123
Containers and packaging 0.0%
Smurfit-Stone Container Corp. (I)	8.000		03-15-17	245,000	123
				Par value	Value
Short-term investments 2.3% (1.5% of Total investments)					$4,083,000
(Cost $4,083,000)
Repurchase agreement 2.3%					4,083,000
Repurchase Agreement with State Street Corp., dated 7-31-15 at 0.000% to be repurchased at $4,083,000 on 8-3-15, collateralized by $4,205,000 U.S. Treasury Notes, 0.625% due 4-30-18 (valued at $4,168,417, including interest)				4,083,000	4,083,000
Total investments (Cost $263,236,986)† 149.0%					$269,377,121
Other assets and liabilities, net (49.0%)					($88,606,390)
Total net assets 100.0%					$180,770,731

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^ All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
(a)	Includes hybrid securities with characteristics of both equity and debt that trade with and pay, interest income.
(b)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $76,948,844 or 42.6% of the fund's net assets as of 7-31-15.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 7-31-15 was $159,123,200.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $264,571,291. Net unrealized appreciation aggregated $4,805,830, of which $10,098,836 related to appreciated investment securities and $5,293,006 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS17

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2015, by major security category or type:

	Total value at 7-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$147,284,622	—	$147,284,622	—
Convertible bonds	236,563	—	236,563	—
Term loans	913,416	—	913,416	—
Capital preferred securities	3,523,761	—	3,523,761	—
U.S. Government and Agency obligations	52,468,521	—	52,468,521	—
Foreign government obligations	308,764	—	308,764	—
Collateralized mortgage obligations	33,631,954	—	33,631,954	—
Asset backed securities	14,725,037	—	14,725,037	—
Common stocks	9,375,639	$9,375,639	—	—
Preferred securities	2,825,721	1,813,238	1,012,483	—
Escrow certificates	123	—	—	$123
Short-term investments	4,083,000	—	4,083,000	—
Total investments in securities	$269,377,121	$11,188,877	$258,188,121	$123
Other financial instruments:
Interest rate swaps	($477,541)	—	($477,541)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

18

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2015, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31, 2015.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$22,000,000	Fixed 1.442500%	3 Month LIBOR (a)	Aug 2016	($338,514)
Morgan Stanley Capital Services	22,000,000	Fixed 1.093750%	3 Month LIBOR (a)	May 2017	(139,027)
	$44,000,000				($477,541)

(a) At 7-31-15, the 3-month LIBOR rate was 0.30860%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

19

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P6Q3	07/15
This report is for the information of the shareholders of John Hancock Income Securities Trust.		9/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: September 21, 2015